FAIR VALUE MEASUREMENT (Details) $ in Thousands	Jul. 31, 2020 USD ($)
Interest rate swap | Designated as hedging instruments | Cash flow hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total notional	$ 399,000